111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  May 3, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of MFS® Blended Research® Core Equity Portfolio, MFS® Core Equity Portfolio, MFS® Corporate Bond Portfolio, MFS® Emerging Markets Equity Portfolio, MFS® Global Governments Portfolio, MFS® Global Growth Portfolio, MFS® Global Research Portfolio, MFS® Global Tactical Allocation Portfolio, MFS® Government Securities Portfolio, MFS® High Yield Portfolio, MFS® Income Portfolio, MFS® International Growth Portfolio, MFS® International Intrinsic Value Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, MFS® Technology Portfolio and MFS® U.S. Government Money Market Portfolio (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 75 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 26, 2024.

 Please call the undersigned at (617) 954-5843 or Connor Sheridan at (617) 954-6635 with any questions you may have.

  Sincerely,

  BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel